UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-461-6500
Date of fiscal year end: October 31, 2008
Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

WILLIAMS CAPITAL LIQUID ASSETS FUND
PORTFOLIO OF INVESTMENTS
January 31, 2008 (Unaudited)

		Rating
Principal		Unaudited
Amount		Moody’s/S&P	Value

ASSET BACKED COMMERCIAL PAPER (16.4%):
$21,550,000	Galleon Capital, 3.65%, 2/01/08++,+++	P-1/A-1	$21,550,000
10,000,000	Gotham Funding, 3.51%, 2/15/08++,+++	P-1/A-1	9,986,389
4,567,000	Gotham Funding, 3.46%, 2/19/08++,+++	P-1/A-1	4,559,122
15,000,000	Keel Capital, Inc., 3.17%, 2/01/08++,+++	P-1/A-1+	15,000,000
3,353,000	Nieuw Amsterdam, 4.26%, 2/12/08++,+++	P-1/A-1	3,348,646
15,000,000	North Sea Funding, 3.65%, 2/01/08++,+++	P-1/A-1+	15,000,000
15,000,000	Sheffield Receivables, 3.15%, 2/01/08++,+++	P-1/A-1+	15,000,000
8,842,000	Thames Asset Global Securitization, 3.65%, 2/01/08++,+++	P-1/A-1	8,842,000
6,000,000	Thames Asset Global Securitization, 3.65%, 2/05/08++,+++	P-1/A-1	5,997,567
10,000,000	Thames Asset Global Securitization, 4.16%, 2/11/08++,+++	P-1/A-1	9,988,472
10,000,000	Victory Receivables, 3.60%, 2/08/08++,+++	P-1/A-1	9,993,000
3,002,000	Victory Receivables, 3.65%, 2/08/08++,+++	P-1/A-1	2,999,869
5,000,000	Victory Receivables, 3.36%, 2/21/08++,+++	P-1/A-1	4,990,694

Total ASSET BACKED COMMERCIAL PAPER (Cost $127,255,759)			127,255,759

ASSET BACKED SECURITY (1.3%):
9,863,946	Paragon Mortgages PLC, Series 15A, Class A1, 4.236%, 2/15/08+	Aaa/AAA	9,863,946

Total ASSET BACKED SECURITY (Cost $9,863,946)			9,863,946

CORPORATE BONDS & NOTES (28.3%):
	Computers (0.1%):
400,000	International Business Machines Corp., 4.545%, 2/08/08+	A1/A+	400,036

	Diversified Financial Services (10.1%):
10,500,000	American Express Credit Corp., 4.64%, 2/05/08+	Aa3/A+	10,500,000
6,500,000	American Express Credit Corp., 5.255%, 3/05/08+	Aa3/A+	6,502,043
6,000,000	American Express Credit Corp., 3.00%, 5/16/08	Aa3/A+	5,969,365
10,000,000	General Electric Capital Corp., 3.50%, 5/01/08	Aaa/AAA	9,980,112
5,000,000	Lehman Brothers Holdings, Inc., 4.014%, 2/22/08+	A1/A+	5,000,000
5,000,000	Lehman Brothers Holdings, Inc., 4.848%, 3/27/08+	A1/A+	5,000,000
5,000,000	Merrill Lynch & Co., Inc., 4.376%, 2/15/08+	A1/A+	5,000,522
5,000,000	Merrill Lynch & Co., Inc., 4.129%, 2/19/08+	A1/A+	4,997,080
1,400,000	Merrill Lynch & Co., Inc., 5.105%, 2/22/08+	A1/A+	1,397,454
5,000,000	Merrill Lynch & Co., Inc., 3.924%, 2/22/08+	A1/A+	5,000,000
4,000,000	Morgan Stanley, 3.46%, 2/01/08+	Aa3/AA-	4,000,000
12,150,000	Morgan Stanley, 4.725%, 2/04/08+	Aa3/AA-	12,150,460
3,000,000	Morgan Stanley, 3.375%, 2/27/08+	Aa3/AA-	3,000,000

			78,497,036

	Finance — Other Services (5.4%):
10,000,000	CIT Group, Inc., 5.052%, 2/21/08+	A2/A	10,000,156
2,390,000	CIT Group, Inc., 5.225%, 2/25/08+	A2/A	2,390,928
3,000,000	CIT Group, Inc., 4.00%, 5/08/08	A2/A	2,988,280
5,000,000	Nationwide Building Society, 4.60%, 2/07/08+,++	Aa2/A+	5,000,000
7,000,000	Nationwide Building Society, 3.323%, 2/29/08+,++	Aa2/A+	6,975,580
5,500,000	Nationwide Building Society, 4.923%, 3/28/08+,++	Aa2/A+	5,500,000
9,000,000	Nationwide Building Society, 4.84%, 3/31/08+,++	Aa2/A+	8,968,326

			41,823,270

	Financial — Banks (0.7%):
1,400,000	Bank of New York Mellon Corp. (The), 3.75%, 2/15/08	Aa2/A+	1,399,574
4,390,000	Citigroup, Inc., 3.50%, 2/01/08	Aa3/AA-	4,390,000

			5,789,574

	Insurance (2.8%):
7,000,000	AIG SunAmerica Global Financing, 5.85%, 8/01/08++	Aa2/AA+	7,030,713
10,000,000	ASIF Global Financing XXX, 3.932%, 2/25/08+,++	Aa2/AA+	10,000,000
5,000,000	Metropolitan Life Global Funding I, 3.924%, 2/22/08+,++	Aa2/AA	5,000,000

			22,030,713

	Non-U.S. Banking & Financial Services (6.0%):
5,000,000	Alliance & Leicester PLC, 4.535%, 2/08/08+,++	Aa3/A+	5,000,000
5,000,000	HSBC Finance Corp., 4.55%, 2/06/08+	Aa3/AA-	4,994,728
15,000,000	Santander US Debt SA, 4.875%, 2/06/08+,++	Aa1/AA	14,999,451
6,300,000	Santander US Debt SA, 3.954%, 4/21/08+,++	Aa1/AA	6,292,039

		Rating
Principal		Unaudited
Amount		Moody’s/S&P	Value

5,000,000	Svenska Handelsbanken, 4.289%, 2/13/08+,++	Aa1/AA-	5,000,000
5,000,000	Svenska Handelsbanken, 3.924%, 2/21/08+,++	Aa1/AA-	5,000,000
5,000,000	Westpac Banking Corp., 4.53%, 2/06/08+,++	Aa1/AA	5,000,000

			46,286,218

	Structured Investment Vehicles (0.6%):
5,000,000	Cullinan Finance Corp., 5.345%, 5/15/08++,*	Aaa/AAA	5,000,000

	Limited Purpose Finance Company (1.3%):
10,000,000	Sigma Finance, Inc., 5.35%, 5/19/08++,*	Aaa/AAA	10,000,000

	U.S. Banking & Financial Services (1.3%):
5,000,000	US Bank NA, 4.591%, 2/01/08+	Aa1/AA+	4,999,958
5,000,000	Wells Fargo & Co., 4.65%, 2/04/08+	Aa1/AA+	4,997,219

			9,997,177

Total CORPORATE BONDS & NOTES (Cost $219,824,024)			219,824,024

MASTER NOTES & PROMISSORY NOTES (1.8%):
14,000,000	Banc of America Securities LLC, 3.185%, 8/05/16+	P-1/A-1	14,000,000

Total MASTER NOTES & PROMISSORY NOTES (Cost $14,000,000)			14,000,000

MUNICIPAL SECURITIES (5.0%):
	Taxable Municipal Bonds and Notes (2.8%):
5,730,000	Connecticut State Housing Finance Authority, (AMBAC Insured), SPA, 3.25%, 11/15/16+	VMIG1/A-1+	5,730,000
3,700,000	Rural Electric Coop Grantor, 3.30%, 12/18/17+	Aa2/AA-	3,700,000
1,300,000	State of Texas, GO, SPA, 3.25%, 6/01/21+	VMIG1/A-1+	1,300,000
7,000,000	State of Texas, Series A-2, GO, 3.25%, 12/01/29+	VMIG1/A-1+	7,000,000
1,910,000	State of Texas, Series B, GO, SPA, 3.25%, 12/01/09+	VMIG1/A-1+	1,910,000
2,300,000	State of Texas, Series B, GO, SPA, 3.25%, 12/01/26+	VMIG1/A-1+	2,300,000

			21,940,000

	Taxable Municipal Commercial Paper (2.2%):
8,600,000	Catholic Health Initiatives, 4.62%, 3/04/08+++	P-1/A-1+	8,600,000
1,471,000	City of Austin Texas, 3.76%, 2/08/08+++	P-1/A-1+	1,469,927
7,000,000	Trinity Hospital, 3.76%, 2/04/08+++	P-1/A-1+	6,997,813

			17,067,740

Total MUNICIPAL SECURITIES (Cost $39,007,740)			39,007,740

OTHER COMMERCIAL PAPER (17.1%):
	Financial — Banks (1.0%):
8,000,000	JPMorgan Chase & Co., 4.79%, 2/20/08++,+++	P-1/A-1+	7,980,113

	Diversified Financial Services (1.3%):
10,000,000	Merrill Lynch & Co., Inc., 4.88%, 5/30/08++,+++	P-1/A-1	9,843,317

	Industrial (1.0%):
7,452,000	Rockwell Collins, Inc., 3.81%, 2/13/08++,+++	P-1/A-1	7,442,561

	Non-U.S. Banking (11.9%):
15,000,000	Barclays US Funding LLC, 5.09%, 2/19/08++,+++	P-1/A-1+	14,962,500
5,000,000	Barclays US Funding LLC, 5.15%, 2/29/08++,+++	P-1/A-1+	4,980,400
15,000,000	Depfa Bank PLC, 5.42%, 2/14/08++,+++	P-1/A-1	14,971,292
10,000,000	Depfa Bank PLC, 4.88%, 4/22/08++,+++	P-1/A-1	9,892,900
5,000,000	Deutsche Bank, 4.21%, 2/04/08++,+++	P-1/A-1+	4,998,250
7,000,000	ING US Funding LLC, 4.91%, 2/27/08++,+++	P-1/A-1+	6,975,582
1,700,000	Royal Bank of Scotland, 4.62%, 2/08/08++,+++	P-1/A-1+	1,698,479
5,200,000	Royal Bank of Scotland, 4.98%, 3/14/08++,+++	P-1/A-1+	5,170,364
5,000,000	Societe Generale, 4.34%, 2/08/08++,+++	P-1/A-1+	4,995,800
10,000,000	UBS Finance, Inc., 4.88%, 4/21/08++,+++	P-1/A-1+	9,894,111
14,000,000	Westpac Banking Corp., 3.20%, 2/01/08++,+++	P-1/A-1+	14,000,000

			92,539,678

	Oil & Gas (1.9%):
15,000,000	BP Capital Markets PLC, 4.49%, 2/04/08++,+++	P-1/A-1+	14,994,437

Total OTHER COMMERCIAL PAPER (Cost $132,800,106)			132,800,106

YANKEE CERTIFICATES OF DEPOSIT (9.4%):
8,000,000	BNP Paribas, 5.25%, 4/10/08	P-1/A-1+	8,019,631
5,000,000	Deutsche Bank, 3.14%, 2/21/08+	P-1/A-1+	5,000,000
10,000,000	Deutsche Bank, 3.275%, 4/29/08+	P-1/A-1+	10,000,000
7,000,000	Deutsche Bank, 5.36%, 2/14/08	P-1/A-1+	7,002,527

		Rating
Principal		Unaudited
Amount		Moody’s/S&P	Value

10,000,000	Dexia Bank, 3.26%, 3/24/08	P-1/A-1+	10,001,121
10,000,000	Lloyds TSB Bank PLC, 4.23%, 2/14/08	P-1/A-1+	10,000,286
3,425,000	Royal Bank of Scotland, 4.24%, 2/07/08	P-1/A-1+	3,425,021
10,000,000	Royal Bank of Scotland, 4.21%, 4/14/08	P-1/A-1+	10,007,767
10,000,000	Svenska Handelsbanken, 3.15%, 4/28/08	P-1/A-1+	10,000,700

Total YANKEE CERTIFICATES OF DEPOSIT (Cost $73,457,053)			73,457,053

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.4%):
20,000,000	Federal Farm Credit Bank, 5.375%, 11/05/14	Aaa/AAA	20,002,000
15,000,000	Federal Home Loan Bank, 3.365%, 2/01/08+	Aaa/AAA	15,000,000
5,000,000	Federal Home Loan Bank, 4.57%, 12/02/08	Aaa/AAA	5,000,000
7,000,000	Federal Home Loan Bank, 4.35%, 12/11/08	Aaa/AAA	7,000,000
9,000,000	Federal Home Loan Bank, 3.75%, 1/16/09	Aaa/AAA	9,000,000
9,000,000	Federal Home Loan Bank, 3.00%, 2/27/09	Aaa/AAA	9,000,000

Total U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $65,002,000)			65,002,000

OTHER SHORT-TERM INVESTMENTS (11.7%):
1,093	Bank of New York Cash Sweep		1,093
16,639,000	Barclays Prime Money Market Fund		16,639,000
31,739,000	Morgan Stanley Prime Money Market Fund		31,739,000
42,253,000	Reserve Primary Fund		42,253,000

Total OTHER SHORT-TERM INVESTMENTS (Cost $90,632,093)			90,632,093

TOTAL INVESTMENTS (Cost $771,842,721)(a)	99.4%	771,842,721
Other assets in excess of liabilities	0.6%	4,473,777

NET ASSETS	100.0%	$776,316,498

Percentages indicated are based on net assets of $776,316,498.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

+	Variable rate security. The rate presented is the rate in effect at January 31, 2008.

++	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, normally, to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed these securities to be liquid.

+++	The rate presented is the effective yield at purchase.

*	Illiquid security.
See Notes to Portfolio of Investments.

WILLIAMS CAPITAL LIQUID ASSETS FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
January 31, 2008
     Securities of the Williams Capital Liquid Assets Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2. CONTROLS AND PRODECURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Williams Capital Management Trust

By	/s/ Dail St. Claire
Dail St. Claire, President

Date	March 14, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer

Date	March 14, 2008

By	/s/ Dail. St. Claire
Dail St. Claire, President

Date	March 14, 2008